Mineral Properties	12 Months Ended
Jun. 30, 2012
Mineral Properties [Abstract]
Mineral Properties
8.	Mineral Properties:

The Company has capitalized acquisition costs on mineral properties as follows:

	June 30, 2012	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	-	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,479,859	$49,515,859

For the year ended June 30, 2012, the Company decided it would not make the required bi-annual mineral concession payments to the Mexican Government for its interest in the Morelos property.  As a result, the value the Company has recorded for its interest in the Morelos property has been written off  and a loss of $100,000 has been recorded on the statement of operations and comprehensive loss.

For the year ended June 30, 2012, the Company purchased mineral claims that are related to the Sleeper Gold Project for shares in the Company's common stock.  The fair value of the shares issued were $964,000.

For the year ended June 30, 2012, the Company made a payment for $100,000 towards a previously purchased mineral claim that is part of the Sleeper Gold  Project.